Related party transactions with affiliated company (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Related Party Transactions [Table Text Block]
	Executive
(In thousands)	Officers	Directors	Total
Balance at December 31, 2010	$3,481	$96,045	$99,526
New loans	2,769	28,266	31,035
Payments	(725)	(24,223)	(24,948)
Other changes	(65)	-	(65)
Balance at December 31, 2011	$5,460	$100,088	$105,548
New loans	311	51,623	51,934
Payments	(786)	(36,667)	(37,453)
Other changes	(38)	(6,837)	(6,875)
Balance at December 31, 2012	$4,947	$108,207	$113,154

Schedule Equity Method Investments Evertec Table [Text Block]
(In thousands)	December 31, 2012	December 31, 2011
Equity investment in EVERTEC	$73,916	$191,072
Intra-company eliminations (detailed in next table)	27,209	11,944
Equity investment in EVERTEC, considering intra-company eliminations	$101,125	$203,016

Proportionate Share Of Income Loss From Evertec Minority Interest Table [Text Block]
	December 31,
(In thousands)	2012	2011
Share of income from the equity investment in EVERTEC	$38,274	$13,936
Intra-company eliminations considered in other operating income (detailed in next table)	(53,449)	(52,218)
Share of loss from the equity investment in EVERTEC, net of eliminations	$(15,175)	$(38,282)

Prlp2011 Holdings Llc Joint Venture [Member]
Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	December 31, 2012
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Interest income on loan to PRLP 2011 Holdings, LLC	$2,688	$669	$2,019

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest	100%	Popular's 24.9% interest (eliminations)	75.1% majority interest
Loans	$60,040	$14,950	$45,090	$86,167	$21,456	$64,711
Deposits (non-interest bearing)	7,103	1,769	5,334	64	16	48
Accrued interest receivable	163	41	122	-	-	-
Net total	$53,100	$13,222	$39,878	$86,103	$21,440	$64,663

E V E R T E C Inc [Member]
Income Statement Data Resulting From Related Party Transactions Table [Text Block]
	December 31, 2012			December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest	Category
Interest income on loan to EVERTEC	$3,373	$1,621	$1,752	$3,619	$1,773	$1,846	Interest income
Interest income on investment securities issued by EVERTEC	3,850	1,851	1,999	3,850	1,887	1,963	Interest income
Interest expense on deposits	(267)	(127)	(140)	(627)	(307)	(320)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	25,188	12,090	13,098	27,300	13,377	13,923	Other service fees
Processing fees on services provided by EVERTEC	(150,677)	(72,435)	(78,242)	(149,156)	(73,086)	(76,070)	Professional fees
Rental income charged to EVERTEC	6,647	3,193	3,454	7,063	3,461	3,602	Net occupancy
Transition services provided to EVERTEC	751	358	393	1,382	677	705	Other operating expenses
Total	$(111,135)	$(53,449)	$(57,686)	$(106,569)	$(52,218)	$(54,351)

Balance Sheet Data Resulting From Related Party Transactions Table [Text Block]
	At December 31, 2012			At December 31, 2011
(In thousands)	100%	Popular's 48.5% interest (eliminations)	51.5% majority interest	100%	Popular's 49% interest (eliminations)	51% majority interest
Loans	$53,589	$25,980	$27,609	$53,215	$26,075	$27,140
Investment securities	35,000	16,968	18,032	35,000	17,150	17,850
Deposits	19,968	9,680	10,288	54,288	26,601	27,687
Accounts receivables (Other assets)	4,085	1,980	2,105	5,132	2,515	2,617
Accounts payable (Other liabilities)	16,582	8,039	8,543	14,684	7,195	7,489
Net total	$56,124	$27,209	$28,915	$24,375	$11,944	$12,431